18. SHARE-BASED PAYMENT (Details)		12 Months Ended
		Dec. 31, 2020 Number R$ / shares	Dec. 31, 2019 Number
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Number		12,075,953
Outstanding options | Number		7,873,348	5,820,274
Stock option one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Apr. 26, 2016
Beginning of the year		Apr. 30, 2017
End of the year		Apr. 30, 2021
Options granted | Number		8,724,733
Outstanding options | Number		1,275,000
Fair value of the option | R$ / shares	[1]	R$ 9.21
Price of converted share Grant date | R$ / shares	[1]	56.00
Price of converted share Updated IPCA | R$ / shares	[1]	R$ 69.61
Stock option two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 31, 2016
Beginning of the year		May 31, 2017
End of the year		May 31, 2021
Options granted | Number		3,351,220
Outstanding options | Number		1,145,330
Fair value of the option | R$ / shares	[1]	R$ 10.97
Price of converted share Grant date | R$ / shares	[1]	46.68
Price of converted share Updated IPCA | R$ / shares	[1]	R$ 57.58

[1]	Amounts expressed in Brazilian Reais.